Share based compensation - Additional Information (Details) - shares	1 Months Ended		9 Months Ended	12 Months Ended
	Apr. 30, 2021	Mar. 31, 2021	Sep. 30, 2023	Dec. 31, 2017
Share based compensation
Share options granted			4,657,083
2017 Share Incentive Plan
Share based compensation
Ordinary shares reserved for issuance				51,200,000
2017 Share Incentive Plan | Options
Share based compensation
Term of the options				10 years
Public Company Plan
Share based compensation
Ordinary shares reserved for issuance		51,029,546
Share options granted	14,196,882
Public Company Plan | Options
Share based compensation
Term of the options		10 years
Public Company Plan | Share options granted prior to the IPO | Minimum
Share based compensation
Vesting period		1 year
Public Company Plan | Share options granted prior to the IPO | Maximum
Share based compensation
Vesting period		4 years
Public Company Plan | Share options granted post IPO | Minimum
Share based compensation
Vesting period		1 year
Public Company Plan | Share options granted post IPO | Maximum
Share based compensation
Vesting period		4 years